Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (123)	$ 1,176	$ (314)	$ 1,332	$ 420
Net actuarial gains (losses) on plan assets	84	(803)	519	(869)	459
Changes in asset ceiling excluding interest income	1	(1)	(1)		(1)
Net remeasurement gains (losses) recognized in OCI	(38)	372	204	463	878
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(6)	65	(18)	74	22
Net remeasurement gains (losses) recognized in OCI	$ (6)	$ 65	$ (18)	$ 74	$ 22